Gain on disposal of subsidiaries (Tables)	3 Months Ended
Mar. 31, 2022
Gain Or Loss On Sale Of Stock In Subsidiary Or Equity Method Investee [Abstract]
Schedule of Contingent Consideration Payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2021	$30,815
Payments made during the period	(1,436)
Additions in the period	—
(Gain) / loss	6,154
Other	303
Balance at March 31, 2022	$35,836
Current	$20,520
Non-current	$15,316

Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities

The following table summarizes the purchase price and fair value of the assets and liabilities acquired on acquisition as of March 31, 2022 as described above. As of the date of the issuance of these financials, the determination of the final purchase price allocation to specific assets acquired and liabilities assumed is based on provisional amounts. The estimate of the purchase price allocations may change in future periods as the fair value estimates of assets and liabilities (including, but not limited to, goodwill, and intangibles) and the valuation of the related tax assets and liabilities are finalized.

Cash consideration	$449,790
Total purchase price	$449,790
Cash and cash equivalents	25,068
Trade and other receivables (1)	1,895
Deferred tax assets	12
Property, plant and equipment	371
Intangible assets (2)	223,300
Other assets - non-current	926
Trade and other payables	(20,539)
Deferred tax liability	(65,482)
Net assets acquired	$165,551
Goodwill (3)	$284,239

(1)
Gross contractual amounts receivable are equal to their book value where appropriate.
(2)
Intangible assets are primarily comprised of customer relationships, brands, and computer software.
(3)
Goodwill was primarily attributed to the expected synergies between the acquired business and the Company, the value of the employee workforce, and new customer acquisitions that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes.